EQUITY	12 Months Ended
Dec. 31, 2023
EQUITY

NOTE 14 – EQUITY

Authorized

Unlimited number of common shares without par value.

Issued

As of December 31, 2023, 223,964 common shares were issued and outstanding.

During the year ended December 31, 2023

On January 3, 2023, the Company issued 6,727 common shares (35 common shares post reverse split) to two directors following the vesting of RSU’s with a fair value of $6.20, for a compensation amount of $41,875.

On April 4, 2023, the Company issued 6,727 common shares (35 common shares post reverse split) to two directors following the vesting of RSU’s with a fair value of $6.20, for a compensation amount of $41,730.

On April 27, 2023, the Company granted 43,847 RSU’s (231 RSU’s post reverse split) to two directors, 25% of the RSUs will vest each 3 months with the last tranche vesting on April 27, 2024.

On July 4, 2023, the Company issued 10,961 common shares (58 common shares post reverse split) to two directors following the vesting of RSU’s with a fair value of $3.82, for a compensation amount of $41,871.

On July 19, 2023 the Company issued 1,733,334 common shares (9,123 common shares post reverse split) at a price of US$1.50 per share following the closing of an underwritten public offering with gross proceeds to the Company of $3,424,201, before deducting underwriting discounts and other estimated expenses paid by the Company in the amount of $405,636, totalling in a net amount of $3,018,565.

On August 8, 2023, the Company granted 27,819 RSU’s (146 RSU’s post reverse split) to two directors, 50% of the RSUs will vest after 6 months, 25% after 9 months and 25% after a year.

On October 10, 2023, the Company granted 10,935 RSU’s (58 RSU’s post reverse split) to a consultant, the RSUs will vest over 4 months and a day.

On October 23, 2023, the Company issued 24,869 common shares (131 common shares post reverse split) to two directors following the vesting of RSU’s with a fair value of $2.62, for a compensation amount of $65,264.

On December 21, 2023 the Company issued 2,884,616 common shares (15,182 common shares post reverse split) at a price of US$0.52 per share following the closing of a registered direct public offering with gross proceeds to the Company of $1,996,650, before deducting underwriting discounts and other estimated expenses paid by the Company in the amount of $319,464, totalling in a net amount of $1,677,186. The offering was for sale of 2,884,616 units (15,182 units post reverse split), each consisting of one common share and one common warrant to purchase one common share per warrant at an exercise price of US$0.52 (Note 11).

On December 31, 2023, the Company granted 93,069 RSU’s (490 RSU’s post reverse split) to a director and a consultant, the RSUs will vest over 4 months and a day.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 14 – EQUITY (continued)

During the year ended December 31, 2022

On January 13, 2022, the Company completed a non-brokered private placement financing wherein it raised $122,950 through the issuance of 40,983 common shares (216 common shares post reverse split) at a price of $3.00 per share.

On May 3, 2022, 150,000 stock options (790 stock options post reverse split) were exercised to common shares for a total proceeds of $123,000.

On July 4, 2022 the Company issued 6,727 common shares(35 common shares post reverse split) following the vesting of RSU’s.

On September 20, 2022 140,000 stock options (737 stock options post reverse split) were exercised to common shares for a total proceeds of $114,800.

On September 22, 2022, as part of the acquisition of Zigi Carmel described in note 4, the Company issued 7,920,000 of its common shares (41,684 of its common shares post reverse split) to the former shareholder of Zigi Carmel in exchange for all of the issued and outstanding shares of Zigi Carmel.

On October 3, 2022, the Company issued 6,727 common shares (35 common shares post reverse split) to two directors following the vesting of RSU’s.

On October 5, 2022, the Company completed a non-brokered private placement financing wherein it raised $616,570 through the issuance of 142,395 common shares (749 common shares post reverse split) at a price of $4.33 per share.

During the year ended December 31, 2021

On March 29, 2021, as part of the reverse takeover as described in note 1, the Company issued 18,015,833 of its common shares (94,820 of its common shares post reverse split) to the former shareholders of BYND in exchange for all of the issued and outstanding shares of BYND. Total 6,269,117 shares (32,995 shares post reverse split) were retained by the former shareholders of the Company.

On May 5, 2021, the Company announced that it completed a non-brokered private placement financing wherein it raised $522,410 through the issuance of 435,337 common shares (2,291 common shares post reverse split) at a price of $1.20 per share.

On July 5, 2021, the Company announced that it completed a non-brokered private placement financing wherein it raised $1,840,000 through the issuance of 2,000,000 common shares (10,526 common shares post reverse split) at a price of 0.92 per share.

On August 16, 2021, 5,000 stock options (26 stock options post reverse split) were exercised to common shares and on September 21, 2021, 55,000 stock options (289 stock options post reverse split) were exercised to common shares for a total proceeds of $49,200.

On October 4, 2021, the Company completed two non-brokered private placements financing wherein it raised $2,500,000 through the issuance of 2,403,846 common shares (12,652 common shares post reverse split) at a price of $1.04 per share as well as 400,000 non-transferable share purchase warrants(2,105 non-transferable share purchase warrants post reverse split) at an exercise price of $1.30 per common share.

The Company recorded a share purchase warrants reserve of $639,879 based on the Black-Scholes option pricing model and the following input assumptions:

Weighted average fair value of warrants issued on October 4, 2021	$1.60
Risk-free interest rate	1.33%
Estimated life	2 years
Expected volatility	100.13%
Expected dividend yield	0%

The funds raised from the $2,500,000 private placement were held in escrow until the company’s shares were approved for listing on the Nasdaq.

In connection with the second financing, the Company raised $189,834 through the issuance of 94,917 common shares (500 common shares post reverse split) at a price of $2.00 per share.

On October 14, 2021, the Company completed a non-brokered private placement financing wherein it raised $400,000 through the issuance of 200,000 common shares (1,053 common shares post reverse split) at a price of $2.00 per share.

Stock options

The Company has a stock option plan to grant incentive stock options to directors, officers, employees and consultants. Under the plan, the aggregate number of common shares that may be subject to option at any one time may not exceed 10% of the issued common shares of the Company as of that date, including options granted prior to the adoption of the plan. The exercise price of these options is not less than the Company’s closing market price on the day prior to the grant of the options less the applicable discount permitted by the CSE. Options granted may not exceed a term of five years.

A summary of the stock options outstanding for the year ended December 31, 2023 are summarized as follows:

Pre reverse split:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2021	-	-
Granted during the period	1,135,000	$1.09
Exercised during the period	(60.000)	$0.82
Cancelled during the period	(180,000)	$0.82
Outstanding at December 31, 2021	895,000	$1.16
Granted during the period	10,000	$6.20
Exercised during the period	(290,000)	$0.82
Cancelled during the period	-	$-
Outstanding at December 31, 2022	615,000	$1.41
Granted during the period	100,000	$2.12
Outstanding at December 31, 2023	715,000	$1.51
Exercisable at December 31, 2023	667,500	$1.47

Post reverse split:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2021	-	-
Granted during the period	5,974	$207.1
Exercised during the period	(315)	$155.8
Cancelled during the period	(948)	$155.8
Outstanding at December 31, 2021	4,711	$220.4
Granted during the period	53	$1,178
Exercised during the period	(1,527)	$155.8
Cancelled during the period	-	$-
Outstanding at December 31, 2022	3,237	$267.9
Granted during the period	526	$402.8
Outstanding at December 31, 2023	3,763	$286.9
Exercisable at December 31, 2023	3,513	$279.3

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 14 – EQUITY (continued)

Additional information regarding stock options outstanding as of December 31, 2023, is as follows:

Pre reverse split:

Outstanding			Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

250,000	2.25	$0.82	250,000	$0.82
240,000	2.50	$1.22	240,000	$1.22
115,000	2.83	$2.65	115,000	$2.65
10,000	3.50	$6.20	10,000	$6.20
10,000	4.33	$3.82	7,500	$3.82
90,000	4.58	$1.93	45,000	$1.93

715,000	2.77	$1.51	667,500	$1.47

Post reverse split:

Outstanding			Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

1,316	2.25	$155.8	1,316	$155.8
1,263	2.50	$231.8	1,263	$231.8
605	2.83	$503.5	605	$503.5
53	3.50	$1,178	53	$1,178
53	4.33	$725.8	39	$725.8
473	4.58	$366.7	237	$366.7

3,763	2.77	$286.9	3,513	$279.3

During the year ended December 31, 2023, there were 10,000 stock options (526 stock options post reverse split) granted to directors of the Company with an exercise price ranging from $1.93 to $3.82 per share.

As of December 31, 2023, 667,500 of these stock options (3,513 of these stock options post reverse split) were vested. During the year ended December 31, 2023, the Company recorded $140,821 in share-based payment expense.

During the year ended December 31, 2022, there were 10,000 stock options (53 stock options post reverse split) granted to a director of the Company with an exercise price of $6.20 per share ($1,178 per share post reverse split) and 290,000 stock options (1,527 stock options post reverse split) were exercised to shares.

As of December 31, 2022, 612,500 of these stock options (3,224 post reverse split) were vested. During the year ended December 31, 2022, the Company recorded $153,909 in share-based payment expense.

During the year ended December 31, 2021, there were 780,000 stock options (4,106 stock options post reverse split) granted to the directors and officers of the Company with an exercise price of $0.82 per share. The options are exercisable for a period five years from the grant date and are subject to the following vesting schedule: 25% upon listing of the Company’s shares on the Canadian Stock Exchange, 25% on 90 days thereafter, 25% on 180 days thereafter and the remainder on 270 days thereafter. In addition, 240,000 stock options (1,263 stock options post reverse split) were granted to a director of the Company with an exercise price of $1.22 per share and 115,000 stock options (605 stock options post revese split) were granted to a director of the Company with an exercise price of $2.65 per share.

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2023	2022
Weighted average fair value of options granted	$1.61	$3.96
Risk-free interest rate	3.76%	3.56%
Estimated life (in years)	5	5
Expected volatility	100.64%	75.91%
Expected dividend yield	0%	0%

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)